Significant Accounting Policies - Schedule of Disaggregation Information of Revenue by Service Type (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 36,347,373	$ 36,280,502	$ 33,965,648	[1]
Percentage of Total Revenue		100.00%	100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 12,233,722	$ 11,882,370	$ 10,693,948
Percentage of Total Revenue		33.70%	32.80%	31.50%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 3,643,999	$ 3,814,604	$ 4,074,052
Percentage of Total Revenue		10.00%	10.50%	12.00%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 6,710,954	$ 7,579,774	$ 8,897,939
Percentage of Total Revenue		18.50%	20.90%	26.20%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 3,660,152	$ 3,265,052	$ 2,789,818
Percentage of Total Revenue		10.10%	9.00%	8.20%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 1,764,619	$ 1,824,381	$ 2,209,055
Percentage of Total Revenue		4.90%	5.00%	6.50%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 520,008	$ 726,599	$ 456,720
Percentage of Total Revenue		1.40%	2.00%	1.30%
Cheque Center Service (CDC) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total				$ 4,562
Percentage of Total Revenue				0.00%
Cash Deposit Management Solutions (GDM) [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 3,899,564	$ 2,794,708	$ 1,771,380
Percentage of Total Revenue		10.70%	7.70%	5.20%
Others [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total	[2]	$ 3,270	$ 5,062	$ 10,149
Percentage of Total Revenue	[2]	0.00%	0.00%	0.10%
Robotic AI solutions [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 198,903	$ 757,284	$ 1,272,236
Percentage of Total Revenue		0.50%	2.10%	3.70%
General Security Solutions [Member]
Schedule of Disaggregation Information of Revenue by Service [Line Items]
Total		$ 3,712,182	$ 3,630,668	$ 1,785,789
Percentage of Total Revenue		10.20%	10.00%	5.30%

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[2]	Others include revenues from express cash, coin processing services and international shipment.